Recoverable Taxes	12 Months Ended
Dec. 31, 2023
Recoverable Taxes [Abstract]
Recoverable Taxes
9	Recoverable taxes

The Company records tax credit incurred in the operation and when obtains internal and external factors as legal and market interpretations to conclude that it is entitled to these credits, including realization of the tax credit ICMS (Imposto Sobre Circulação de Mercadorias e Serviços) (State VAT) is recognized in cost of sale in the statement of operations. PIS (Programa de Integração Social) and COFINS (Contribuição para o Financiamento da Seguridade Social) (federal taxes on gross revenues) are recognized as a credit in the same account on which the credits are calculated.

These taxes are realized based on growth projections, operating aspects, and projections of generation of debits for the use of these credits by the Company.

		As of December 31,
	Note	2023	2022
ICMS	9.1	1,085	1,210
PIS/COFINS	9.2	287	587
Social Security Contribution - INSS		169	90
Whithholding taxes to be recovered		105	74
Others		27	21
		1,673	1,982
Current		1,100	1,055
Non-current		573	927

9.1	ICMS - State VAT tax credits

The Brazilian States have been substantially amending their local laws aiming at implementing and broadening the ICMS tax replacement system. The referred system implies the prepayment of ICMS throughout the commercial chain, upon goods outflow from a manufacturer or importer or their inflow into the State. The expansion of such system to a wider range of products traded at retail is based on the assumption that the trading cycle of these products will end in the State, such that ICMS is fully owed to such State.

With respect to credits that cannot yet be immediately offset, the Company’s management, based on a technical recovery study, based on the future expectation of growth and consequent compensation with taxes payable arising from its operations, believes that its future compensation is viable. The studies mentioned are prepared and periodically reviewed based on information extracted from the strategic planning previously approved by the Company’s Board of Directors.

As of December 31, 2023, the Company’s management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below:

Year	Amount
In 1 year	553
From 1 to 2 years	111
From 2 to 3 years	115
From 3 to 4 years	90
From 4 to 5 years	59
More than 5 years	157
1,085

9.2	PIS and COFINS credit

On March 15, 2017, the Federal Supreme Court (“STF”) recognized the unconstitutionality of the inclusion of ICMS in the PIS and COFINS calculation base. On May 13, 2021, the STF judged the Declaration Embargoes in relation to the amount to be excluded from the calculation basis of the contributions, which should only be the ICMS paid, or if the entire ICMS, as shown in the respective invoices. The STF rendered a favorable decision to the taxpayers, concluding that all ICMS highlighted should be excluded from the calculation basis.

Currently, the Company, based on the favorable judgment of the STF, has been recognizing the exclusion of ICMS from the PIS and COFINS calculation basis.

Expected realization of PIS and COFINS credits

In related to the recoverable PIS and COFINS credits, the Company’s management, based on a technical recovery study, considering future growth expectations and consequent offset against debts from its operations, projects its future realization. The mentioned studies are prepared and periodically reviewed based on information obtained from the strategic planning previously approved by the Company’s Board of Directors. For the financial statements as of December 31, 2023, the Company’s management has monitoring controls over the adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the recoverable PIS and COFINS balance, in the amount of R$287, and expected realization is within one year.